CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,233,974	$ 178,909	¥ 512,830
Restricted cash	433,895	62,909	58,020
Short-term investments	2,702,524	391,829	1,193,909
Accounts receivable, net of allowance for credit losses of nil and RMB 10,651 as of December 31,2021 and 2022, respectively	313,502	45,454	352,324
Inventories	8,826	1,280	6,344
Amount due from related parties	1,060,987	153,829	840,667
Prepayments and other current assets	606,502	87,935	479,017
Total current assets	6,360,210	922,145	3,443,111
Non-current assets:
Property and equipment, net	16,849	2,443	37,555
Goodwill	957,605	138,840	957,605
Intangible assets, net	1,665,320	241,449	332,317
Operating lease right-of-use assets	37,592	5,450	76,811
Long-term time deposits			400,000
Other non-current assets	8,223	1,192	33,181
Total non-current assets	2,685,589	389,374	1,837,469
TOTAL ASSETS	9,045,799	1,311,519	5,280,580
Current liabilities:
Short-term loan	100,000	14,499	100,000
Accounts payable	9,791	1,420	9,800
Payable to riders and drivers	794,320	115,166	580,983
Amount due to related parties	147,003	21,313	71,760
Accrued expenses and other current liabilities	931,943	135,119	620,406
Operating lease liabilities	24,460	3,546	35,759
Total current liabilities	2,007,517	291,063	1,418,708
Non-current liabilities:
Deferred tax liabilities	21,988	3,189	27,000
Non-current operating lease liabilities	16,574	2,404	46,243
Total non-current liabilities	38,562	5,593	73,243
TOTAL LIABILITIES	2,046,079	296,656	1,491,951
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 and 2,000,000,000 shares authorized, 955,876,116 and 1,079,881,662 shares issued, 927,776,552 and 1,021,923,242 shares outstanding as of December 31, 2021 and 2022, respectively)	688	100	633
Additional paid-in capital	20,599,549	2,986,653	15,714,015
Accumulated deficit	(13,824,234)	(2,004,326)	(11,816,229)
Accumulated other comprehensive income (loss)	223,717	32,436	(109,790)
TOTAL SHAREHOLDERS' EQUITY	6,999,720	1,014,863	3,788,629
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 9,045,799	$ 1,311,519	¥ 5,280,580